Equity (Tables)	9 Months Ended
Dec. 31, 2025
Equity, Attributable to Parent [Abstract]
Schedule of warrants outstanding and exercisable [Table Text Block]
	Warrants outstanding	Weighted average exercise price
Balance, March 31, 2024	5,243,727	$15.20
Reclassified to warrant liability	(4,898,727)	(15.91)
Balance, March 31, 2025	345,000	$5.00
Exercised	(215,625)	(5.00)
Balance, December 31, 2025	129,375	$5.00